Disclosure of detailed information about commitments (Details) - Dec. 31, 2017 $ in Millions, $ in Millions	USD ($)	AUD ($)
Statement [Line Items]
Remaining work commitment	$ 14.8	$ 19.0
License - PL 18 [Member]
Statement [Line Items]
Remaining work commitment	3.9	5.0
License - PL 40 [Member]
Statement [Line Items]
Remaining work commitment	1.6	2.0
License - PL 280 [Member]
Statement [Line Items]
Remaining work commitment	0.8	1.0
License - ATP 582 [Member]
Statement [Line Items]
Remaining work commitment	$ 8.6	$ 11.0